Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 271,231	$ 298,263
ECL provisions	(347)	(332)
Total allowance and provisions	(3,982)	(3,527)	$ (1,244)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	47,102	40,280
ECL provisions	(50)	(61)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	7,388	7,818
ECL provisions	(17)	(18)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,134	2,524
ECL provisions	(24)	(27)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	29,411	21,590
ECL provisions	(1)	(1)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,537	3,709
ECL provisions	(2)	(4)
Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,252
ECL provisions	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		2,678
ECL provisions		(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	82,122	79,579
ECL provisions	(227)	(192)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	50,000	47,381
ECL provisions	(184)	(155)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,723	24,896
ECL provisions	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	123,107	148,900
ECL provisions	(67)	(75)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	6,433	7,674
ECL provisions	(3)	(6)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	11,393	14,692
ECL provisions	(15)	(22)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	11,814	9,812
ECL provisions	(31)	(34)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	60,500	73,267
ECL provisions	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	12,943	10,074
ECL provisions	(9)	(8)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,178	4,608
ECL provisions	(3)	(3)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1,237)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	261,761	290,012
ECL provisions	(184)	(183)
Total allowance and provisions	(575)	(487)	(308)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	45,512	38,860
ECL provisions	(15)	(16)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	6,446	7,098
ECL provisions	(7)	(6)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,834	2,074
ECL provisions	(5)	(5)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	29,288	21,449
ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,505	3,652
ECL provisions	0	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	2,152
ECL provisions	(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		2,676
ECL provisions		(1)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	77,976	75,158
ECL provisions	(114)	(105)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	46,556	43,820
ECL provisions	(91)	(91)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,723	24,896
ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	119,410	146,496
ECL provisions	(51)	(59)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	5,291	7,329
ECL provisions	(5)	(4)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	10,737	14,091
ECL provisions	(7)	(14)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	11,278	9,289
ECL provisions	(24)	(28)
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	60,435	73,181
ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	12,361	9,604
ECL provisions	(7)	(6)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,141	4,602
ECL provisions	(3)	(3)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	8,867	7,572
ECL provisions	(115)	(102)
Total allowance and provisions	(661)	(623)	(272)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(27)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(178)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(119)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,448	1,242
ECL provisions	(22)	(24)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	916	635
ECL provisions	(6)	(9)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	228	393
ECL provisions	(15)	(15)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	123	141
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1	24
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	100
ECL provisions	0
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		2
ECL provisions		0
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,938	4,178
ECL provisions	(77)	(61)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,292	3,393
ECL provisions	(72)	(54)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	3,449	2,149
ECL provisions	(16)	(17)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1,041	345
ECL provisions	1	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	650	584
ECL provisions	(6)	(7)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	418	333
ECL provisions	(7)	(6)
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	63	84
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	578	467
ECL provisions	(2)	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	32	4
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	603	678
ECL provisions	(49)	(48)
Total allowance and provisions	(2,746)	(2,417)	$ (664)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Gross exposure	142	178
ECL provisions	(13)	(22)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	26	85
ECL provisions	(4)	(2)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	72	57
ECL provisions	(4)	(7)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	31	33
ECL provisions	(1)	(3)
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0
ECL provisions	0
Lifetime expected credit losses | Stage 3 positions | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure		0
ECL provisions		0
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	208	243
ECL provisions	(36)	(26)
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	153	168
ECL provisions	(20)	(10)
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Gross exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	248	255
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	101	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	6	17
ECL provisions	(2)	(2)
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	118	190
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	1	1
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	4	3
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Gross exposure	5	2
ECL provisions	$ 0	$ 0